CONSOLIDATED BALANCE SHEETS (Parenthetical) (GBP £)	Dec. 31, 2012	Sep. 30, 2012	Aug. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Aug. 31, 2011	Aug. 31, 2010	Dec. 31, 2009	Oct. 31, 2009	Dec. 31, 2008
Common stock, par value (in dollars per share)	£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01	£ 0.01
Common stock, shares authorized	49,800,000				49,800,000
Common stock, shares issued	13,369,809				12,098,597
Common stock, shares outstanding	13,369,809				12,098,597